Concentration of credit risks (Details) - Consumer concentration risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue concentration | Multinational electronics contract manufacturing company
Concentration of credit risks
Concentration risk percentage	2.00%	4.00%	15.00%
Revenue concentration | International digital security company
Concentration of credit risks
Concentration risk percentage	0.00%	0.00%	12.00%
Revenue concentration | International computer and hardware manufacturer
Concentration of credit risks
Concentration risk percentage	12.00%	36.00%	5.00%
Revenue concentration | International distributor of semiconductors, electronics
Concentration of credit risks
Concentration risk percentage	13.00%	5.00%	2.00%
Accounts receivable | International computer and hardware manufacturer
Concentration of credit risks
Concentration risk percentage	28.00%	47.00%
Maximum amount of loss due to credit risk	$ 1,196	$ 1,804
Accounts receivable | International electronic security systems manufacturer
Concentration of credit risks
Concentration risk percentage		10.00%
Maximum amount of loss due to credit risk		$ 400
Accounts receivable | International cables designer and manufacturer
Concentration of credit risks
Concentration risk percentage	11.00%	1.00%
Maximum amount of loss due to credit risk	$ 460	$ 34